                             ANNUAL REPORT
                             SEPTEMBER 30, 2002

CASH ACCUMULATION TRUST/
LIQUID ASSETS FUND

                             FUND TYPE
                             Money market

                             OBJECTIVE
                             Current income to the extent consistent
                             with preservation of principal and liquidity

                             This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                             The views expressed in this report and
                             information about the Fund's portfolio
                             holdings are for the period covered by
                             this report and are subject to change
                             thereafter.

Prudential Financial is a service mark
of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.         (LOGO)

Cash Accumulation Trust  Liquid Assets Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Liquid Assets Fund (the Fund) seeks
current income to the extent consistent
with preservation of principal and
liquidity. The Fund is a diversified
portfolio of high-quality, U.S. dollar-
denominated money market securities
issued by the U.S. government and its
agencies, major corporations, and
commercial banks of the United States
and foreign countries. Maturities can
range from 1 day to 13 months. We
typically purchase securities rated in
one of the two highest rating
categories by at least two major
independent rating agencies, or if not
rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, there can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

              (GRAPH)

<PARA>

       www.prudential.com  (800) 225-1852

Annual Report  September 30, 2002

Fund Facts                           As of 9/30/02

                                            7-Day       Net Asset     Weighted Avg.     Net Assets
                                         Current Yld.  Value (NAV)     Mat. (WAM)       (Millions)
Liquid Assets Fund                          1.53%         $1.00         54 Days            $512
iMoneyNet, Inc.
Prime Retail Universe Average*              1.06%         $1.00         57 Days             N/A

Note: Yields will fluctuate from time
to time, and past performance is not
indicative of future results. An
investment in the Fund is not insured
or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day
current yield, NAV, and WAM on Tuesdays.
This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of
September 24, 2002, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

             (GRAPH)
                                     1

(LOGO)                         November 15, 2002

DEAR SHAREHOLDER,
The reporting period for the Liquid
Assets Fund--the year ended
September 30, 2002--was a time of
uncertainty for the U.S. economy and
of heightened volatility in financial
markets. In this difficult investment
environment, it is not surprising that
many investors relied on the relative
safety, stability, and liquidity of
money market funds, even though their
yields declined precipitously.

Throughout our fiscal year, the Fund
provided a yield higher than that of
the average comparable portfolio as
measured by iMoneyNet. It also
maintained its NAV at $1 per share. The
Fund outperformed the iMoneyNet average
comparable portfolio largely because of
its management team's portfolio
positioning, which was based on the
team's analysis of interest-rate risk
and the credit quality of money market
securities.

We explain developments in money market
securities and the Fund's investments
on the following pages. As always, we
appreciate your continued confidence in
Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust  Liquid Assets Fund

Annual Report  September 30, 2002

INVESTMENT ADVISER'S REPORT

INVESTING AS INTEREST RATES DECLINED
The challenging conditions in the U.S.
economy and financial markets reflected
several developments during our fiscal
year, such as the aftereffects of the
September 11 terrorist attacks,
corporate governance scandals at major
U.S. firms, and growing geopolitical
risks. The Federal Reserve (the Fed)
tried to encourage economic activity by
reducing short-term interest rates in
October, November, and December 2001.
It then left rates at low levels for
the remainder of our reporting period
to help the struggling economic
recovery. This accommodative monetary
policy drove the sharp decline in money
market yields that persisted for much
of our fiscal year.

We adapted our strategy to take into
consideration concerns about corporate
financial health as well as periodic
shifts in the direction of rates. Given
the uncertainty regarding corporate
credit quality and shareholder
liquidity needs after the terrorist
attacks, we were reluctant to purchase
longer-term money market securities
during October 2001. Instead, we
invested primarily in securities
maturing in one to two months. Our
purchases positioned the Fund's
weighted average maturity (WAM) shorter
than that of the average comparable
portfolio, as measured by iMoneyNet.
(WAM measures a portfolio's sensitivity
to changes in the level of interest
rates. It considers the maturity and
quantity of each security held in a
portfolio.)

The shorter-than-average WAM enabled
the Fund to have ample money available
to invest when yields on one-year money
market securities began to edge higher
in the late autumn of 2001. This
development occurred as signs of
economic stability and progress in the
war against terrorism suggested that an
economic recovery was imminent. Our
purchases of one-year securities during
this time repositioned the Fund's WAM
so that it was longer than that of the
average comparable portfolio.
                                           3

Cash Accumulation Trust  Liquid Assets Fund

Annual Report  September 30, 2002

As anticipated, the economy began to
recover in earnest during the first
three months of 2002, helped by a total
of 11 short-term rate cuts by the Fed
the previous year. In February 2002,
the Fund's WAM drifted shorter,
reflecting our view that improving
economic conditions increased the
possibility of higher money market
yields in coming months.

Yields did climb in March 2002 amid
speculation that the Fed might raise
short-term rates to prevent the economy
from overheating. We took advantage of
this increase in yields by positioning
the Fund's WAM slightly longer than
average in March. However, the rise in
yields proved to be short-lived.
Economic growth slowed on its own in
the second quarter of 2002, hurt by
less vigorous consumer spending and a
continued decline in business
investment. As a result, expectations
for a rate increase gave way to the
belief that rates would remain
unchanged, and money market yields
turned lower again.

The trend toward lower money market
yields continued in the summer
of 2002, reflecting concern that the
economy might sink into a so-called
"double dip" recession. Consequently,
market observers discussed whether the
Fed would cut rates again to stimulate
economic growth. In a statement
released after their regularly
scheduled meeting in August 2002, Fed
policymakers indicated they were
considering easing monetary policy.
Anticipation of lower short-term rates
in coming months drove down
yields on one-year securities until
they provided little value relative to
shorter-term securities.

Since we believed it made little sense
to purchase one-year securities, we
bought federal agency issues that could
be called (retired) by their respective
issuers in three months, well before
their one-year maturity dates. We
favored callable securities because,
all factors considered, they provided
relatively high yields in an
environment where the Fed would be very
reluctant to raise short-term rates.

          www.prudential.com  (800) 225-1852

LOOKING AHEAD
On November 6, Fed policymakers tried
to boost the confidence of businesses
and consumers by aggressively reducing
the federal funds rate and the discount
rate another half a percentage point to
1.25% and 0.75% respectively. Despite
this effort to encourage growth, the
near-term outlook for the economy
remains uncertain. In the meantime, we
will position the Fund's WAM in line
with the industry average and look to
extend it only when we believe it is
opportunistic to do so.

Cash Accumulation Trust /Liquid Assets Fund Management Team

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2002

Principal
Amount
(000)         Description                                             Value (Note 1)
----------------------------------------------------------------------------------------
Bank Note  0.4%
              American Express Centurion Bank
$     2,000   1.81%, 10/28/02(a)                                      $  2,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  2.9%
              Canadian Imperial Bank of Commerce
      5,000   1.70%, 11/13/02                                            5,000,000
              Toronto Dominion
     10,000   1.80%, 2/3/03                                             10,000,000
                                                                      ------------
                                                                        15,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  3.1%
              J.P. Morgan Chase & Co.
      7,000   1.80%, 1/27/03                                             7,000,000
              Citibank
      8,800   1.77%, 12/18/02                                            8,800,000
                                                                      ------------
                                                                        15,800,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  6.2%
              HBOS Treasury Services PLC
     22,000   1.77%, 12/23/02                                           22,000,000
              Unicredito Italiano SpA
     10,000   1.82%, 10/9/02                                            10,000,124
                                                                      ------------
                                                                        32,000,124
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  8.2%
              Abbey National Treasury Services PLC
     20,000   1.73%, 10/10/02(a)                                        19,999,754
              Dresdner Bank Ag
      5,000   1.81%, 11/4/02(a)                                          5,000,000
              Nordea Bank Finland PLC
      8,000   1.79%, 10/17/02                                            8,000,000
              Societe Generale
      2,000   1.99%, 12/31/02                                            2,000,050
              Unicredito Italiano SpA
      7,000   1.80%, 10/21/02                                            7,000,000
                                                                      ------------
                                                                        41,999,804

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
----------------------------------------------------------------------------------------
Commercial Paper  52.4%
              Aegon Funding Corp.
$     3,800   1.77%, 10/11/02                                         $  3,798,132
              Alianz Finance Corp.
      3,578   1.77%, 11/7/02                                             3,571,491
      1,000   1.84%, 12/16/02                                              996,116
              Amsterdam Funding Corp.
      1,011   1.78%, 10/8/02                                             1,010,650
              Barton Capital Corp.
     10,716   1.80%, 10/7/02                                            10,712,785
      5,000   1.80%, 10/11/02                                            4,997,500
              BCI Funding Corp.
     24,000   1.78%, 10/16/02                                           23,982,200
              Black Forest Funding Corp.
     13,600   1.80%, 10/8/02                                            13,595,240
              Brahms Funding Corp.
      7,000   1.80%, 11/7/02                                             6,987,050
              CBA Delaware Finance Inc.
      2,300   1.82%, 10/24/02                                            2,297,326
              Danske Corp.
      2,000   1.75%, 12/19/02                                            1,992,319
              Den Norske Bank
      1,000   1.77%, 10/4/02                                               999,852
              Fcar Owner Trust Series II
     15,000   1.80%, 10/23/02                                           14,983,500
              General Electric Capital Corp.
      5,000   1.79%, 1/28/03                                             4,970,415
              Hamburgische Landesbank
     14,500   1.79%, 10/8/02                                            14,494,953
              Hartford Financial Services
     20,000   1.78%, 10/25/02                                           19,976,267
              Independence Funding LLC
      4,019   1.85%, 12/16/02                                            4,003,304
      3,000   1.88%, 12/16/02                                            2,988,093
     10,000   1.80%, 3/17/03                                             9,916,500
              ING America Insurance Holdings, Inc.
     12,981   1.76%, 12/19/02                                           12,930,864

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
----------------------------------------------------------------------------------------
              LandesBank Scheswig Holstein
$     5,000   1.75%, 12/11/02                                         $  4,982,743
              Morgan Stanley Dean Witter & Co.
     13,000   2.00%, 10/1/02                                            13,000,000
              Nationwide Building Society
     20,000   1.80%, 12/17/02                                           19,923,000
              New Center Asset Trust
      4,000   1.77%, 11/22/02                                            3,989,773
              New York Life Capital Corp.
      4,000   1.76%, 12/11/02                                            3,986,116
              Nordea North America, Inc.
      2,850   1.82%, 10/4/02                                             2,849,568
      1,500   1.85%, 10/23/02                                            1,498,304
      2,000   1.80%, 10/28/02                                            1,997,300
              Nyala Funding LLC
      2,000   1.80%, 10/4/02                                             1,999,700
              Old Line Funding Corp.
      1,847   1.82%, 10/23/02                                            1,844,946
              Province of Quebec
      3,500   1.83%, 11/14/02                                            3,492,172
              Prudential PLC
      7,000   1.78%, 10/7/02                                             6,997,923
      2,950   1.77%, 10/21/02                                            2,947,099
      4,850   1.75%, 12/10/02                                            4,833,497
              Schlumberger Technology Corp.
      3,000   1.75%, 12/9/02                                             2,989,937
              Svenska Handelsbanken NY
      4,900   1.77%, 11/6/02                                             4,891,327
              Triple A One Funding Corp.
      1,424   1.78%, 10/18/02                                            1,422,803
      2,305   1.82%, 10/28/02                                            2,301,854
              Variable Funding Capital Corp.
      9,120   2.00%, 10/1/02                                             9,120,000
              Volkswagon of America, Inc.
      1,000   1.78%, 10/8/02                                               999,654
      1,000   1.88%, 10/22/02                                              998,903

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
----------------------------------------------------------------------------------------
              Westpac Trust Securities Ltd.
$     4,300   1.75%, 12/5/02                                          $  4,286,413
      2,550   1.76%, 12/5/02                                             2,541,897
              Windmill Funding Corp.
      5,000   1.80%, 10/21/02                                            4,995,000
                                                                      ------------
                                                                       268,094,486
-------------------------------------------------------------------------------------
Other Corporate Obligations  18.9%
              Allstate Life Insurance Co.
      2,000   1.99%, 11/1/02 (cost $2,000,000; purchased
               5/1/01)(a)(c)                                             2,000,000
              Associates Corp. of North America
      2,625   6.50%, 10/15/02                                            2,629,546
              Associates Corp. of North America, MTN
      2,600   6.38%, 10/15/02(a)                                         2,604,429
      2,000   7.60%, 12/17/02(a)                                         2,023,735
      4,850   7.70%, 11/25/02                                            4,891,791
              Chase Manhattan Corp, MTN
      6,000   1.98%, 12/16/02(a)                                         6,007,144
              Citicorp, MTN
      2,000   6.38%, 11/12/02(a)                                         2,010,087
              GE Capital Assurance Co.
      4,000   1.90%, 10/22/02 (cost $4,000,000; purchased
               7/22/02)(a)(c)                                            4,000,000
              General Electric Capital Corp, MTN
      1,000   6.70%, 10/1/02                                             1,000,000
      6,000   1.84%, 10/9/02(a)                                          6,000,000
      6,000   1.85%, 10/17/02(a)                                         6,000,000
      1,000   5.16%, 2/3/03(a)                                           1,009,174
              Goldman Sachs Group LP, MTN
     17,000   2.01%, 11/15/02 (cost $17,000,000; purchased
               9/15/02)(a)(c)                                           17,000,000
              IBM Credit Corp, MTN
      1,000   6.45%, 11/12/02(a)                                         1,005,253
              J.P. Morgan Chase & Co., MTN
      1,000   1.87%, 11/20/02(a)                                         1,000,388
              Merrill Lynch & Co., Inc.
        250   6.00%, 2/12/03                                               253,610

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
----------------------------------------------------------------------------------------
              Merrill Lynch & Co., Inc., MTN
$     4,400   2.03%, 10/7/02(a)                                       $  4,403,608
     10,000   1.86%, 10/11/02(a)                                        10,000,000
      4,000   2.01%, 11/4/02(a)                                          4,003,031
      4,500   1.88%, 11/26/02(a)                                         4,499,926
              Morgan Stanley
      2,264   7.13%, 1/15/03                                             2,298,072
              Morgan Stanley, MTN
      9,000   1.92%, 10/15/02(a)                                         9,000,000
              Strategic Money Market Trust, 2001-M--ABS
      1,000   1.82%, 12/13/02 (cost $1,000,000; purchased
               12/13/01)(a)(c)                                           1,000,000
              Travelers Insurance Co.
      2,000   1.94%, 10/8/02 (cost $2,000,000; purchased
               7/18/02)(a)(c)                                            2,000,000
                                                                      ------------
                                                                        96,639,794
-------------------------------------------------------------------------------------
U.S. Government Agency  7.9%
              Federal Home Loan Bank
      1,715   6.25%, 11/15/02                                            1,723,804
      1,035   6.38%, 11/15/02                                            1,040,470
              Federal Home Loan Mortgage Corp, MTN
     13,000   2.00%, 9/5/03                                             13,000,000
      8,000   2.07%, 9/22/03                                             8,000,000
              Federal Home Loan Mortgage Corp.
     12,500   6.25%, 10/15/02                                           12,516,225
              Federal National Mortgage Association
      4,122   6.25%, 11/15/02                                            4,143,160
                                                                      ------------
                                                                        40,423,659
                                                                      ------------
              Total Investments  100.0%
               (amortized cost $511,957,867(b))                        511,957,867
              Other assets in excess of liabilities                         59,551
                                                                      ------------
              Net Assets  100%                                        $512,017,418
                                                                      ------------
                                                                      ------------

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2002 Cont'd.

(a) Variable rate instruments. The maturity date presented for these investments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Private placement, restricted as to resale and does not have a readily available market, the aggregate cost of such securities is $26,000,000. The aggregate value of $26,000,000 is approximately 5.1% of net assets.
ABS--Asset Backed Securities.
LLC--Limited Liability Company.
LP--Limited Partnership.
MTN--Medium Term Note.
PLC--Public Liability Company (British Company).
SpA--Societa per Azione (Italian Corporation).
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2002 was as follows:

Commercial Banks....................................................    43.0%
Asset Backed Securities.............................................    13.8
Insurance...........................................................    13.3
Security Brokers & Dealers..........................................    12.6
Federal Credit Agencies.............................................     7.9
Business Credit.....................................................     3.7
Personal Credit Institutions........................................     2.4
Bank Holding Companies..............................................     1.4
Canadian Government.................................................     0.7
Oil & Gas Field Service.............................................     0.6
Motor Vehicle & Parts...............................................     0.4
Electric & Equip. Computer..........................................     0.2
                                                                       -----
                                                                       100.0%
Other assets in excess of liabilities...............................   -----
                                                                       -----
                                                                       100.0%
                                                                       -----
                                                                       -----

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Assets and Liabilities

                                                               September 30, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $ 511,957,867
Cash                                                                        403
Receivable for Fund shares sold                                      23,623,678
Interest receivable                                                   1,415,905
Due from manager                                                         26,280
Prepaid expenses and other assets                                         5,768
                                                               -------------------
      Total assets                                                  537,029,901
                                                               -------------------
LIABILITIES
Payable for Fund shares reacquired                                   19,747,767
Payable for investments purchased                                     5,000,000
Dividends payable                                                       145,463
Accrued expenses                                                        119,253
                                                               -------------------
      Total liabilities                                              25,012,483
                                                               -------------------
NET ASSETS                                                        $ 512,017,418
                                                               -------------------
                                                               -------------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value            $       5,120
   Paid-in capital in excess of par                                 512,012,298
                                                               -------------------
Net assets, September 30, 2002                                    $ 512,017,418
                                                               -------------------
                                                               -------------------
Net asset value, offering and redemption price per share
   ($512,017,418 / 512,017,418 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                               -------------------
                                                               -------------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                               September 30, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $11,253,179
                                                               -------------------
Expenses
   Management fee                                                      325,000
   Transfer agent's fees and expenses                                  431,000
   Registration fees                                                   165,000
   Custodian's fees and expenses                                        99,000
   Reports to shareholders                                              73,000
   Audit fee                                                            29,000
   Legal fees and expenses                                              22,000
   Trustees' fees                                                       10,000
   Miscellaneous                                                         6,477
                                                               -------------------
      Total expenses                                                 1,160,477
                                                               -------------------
Net investment income                                               10,092,702
                                                               -------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             6,423
                                                               -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $10,099,125
                                                               -------------------
                                                               -------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2002                  2001
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $     10,092,702      $     25,122,096
   Net realized gain on investment
      transactions                                      6,423                43,287
                                            ------------------    ------------------
   Net increase in net assets resulting
      from operations                              10,099,125            25,165,383
                                            ------------------    ------------------
Dividends and distributions (Note 1)              (10,099,125)          (25,165,383)
                                            ------------------    ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                4,306,320,534         4,797,110,723
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                10,158,619            24,999,880
   Cost of shares reacquired                   (4,361,034,064)       (4,754,344,882)
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      from Fund share transactions                (44,554,911)           67,765,721
                                            ------------------    ------------------
   Total increase (decrease)                      (44,554,911)           67,765,721
NET ASSETS
Beginning of year                                 556,572,329           488,806,608
                                            ------------------    ------------------
End of year                                  $    512,017,418      $    556,572,329
                                            ------------------    ------------------
                                            ------------------    ------------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund and the Liquid Assets Fund (the 'Fund'). These financial statements relate to the Liquid Assets Fund. The financial statements of the other series is not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted securities held by the Fund at September 30, 2002 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Fund in the
Trust is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
                                                                          15

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements Cont'd.

      Dividends:    The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.

      Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the year ended September 30, 2002, the management costs were ..06% of the Fund's average daily net assets.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended September 30, 2002, the Fund incurred fees of approximately $418,300 for the services of PMFS. As of September 30, 2002, $34,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    16

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements Cont'd.

Note 4. Distributions and Tax Information
For the year ended September 30, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $10,099,125, was ordinary income.

      As of September 30, 2002, the accumulated undistributed earnings on a tax basis was $145,463 of ordinary income (includes a timing difference of $145,463 for dividends payable).
                                                                          17

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights

                                                                     Year Ended
                                                                   September 30,
                                                                        2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   1.00
                                                                  ----------------
Net investment income and net realized gains                               .02
Dividends and distributions to shareholders                               (.02)
                                                                  ----------------
Net asset value, end of period                                        $   1.00
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN:(b)                                                          2.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $512,017
Average net assets (000)                                              $508,258
Ratios to average net assets:
   Expenses                                                                .23%
   Net investment income                                                  1.99%

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one full year are not annualized.
(c) Annualized.
    18                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights Cont'd.

                                                                 December 22,
                 Year Ended September 30,                       1997(a) through
----------------------------------------------------------       September 30,
      2001                 2000                 1999                 1998
--------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $    1.00
----------------     ----------------     ----------------     -----------------
         .05                  .06                  .05                   .04
        (.05)               (.06)                (.05)                  (.04)
----------------     ----------------     ----------------     -----------------
    $   1.00             $   1.00             $   1.00             $    1.00
----------------     ----------------     ----------------     -----------------
----------------     ----------------     ----------------     -----------------
        5.33%                6.15%                5.05%                 4.52%
    $556,572             $488,807             $394,612             $ 441,944
    $486,816             $417,161             $386,144             $ 374,141
         .21%                 .24%                 .27%                  .21%(c)
        5.16%                6.03%                4.94%                 5.53%(c)

    See Notes to Financial Statements                                     19

       Cash Accumulation Trust      Liquid Assets Fund
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Cash Accumulation Trust-- Liquid Assets Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--Liquid Assets Fund (the 'Fund', one of the portfolios constituting Cash Accumulation Trust) at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 15, 2002

       Cash Accumulation Trust      Liquid Assets Fund
             Important Notice for Certain Shareholders (Unaudited)

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. Accordingly, 2% of the dividends paid by the Cash Accumulation Trust--Liquid Assets Fund qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.
                                                                          21

Cash Accumulation Trust  Liquid Assets Fund  www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Funds is set forth below. Trustees who are not deemed to be 'interested persons' of the Funds as defined in the 1940 Act, are referred to as 'Independent Trustees'. Trustees who are deemed to be 'interested persons' of the Funds are referred to as 'Interested Trustees'. 'Fund Complex' consists of the Funds and any other investment companies managed by PI.

       Independent Trustees

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served         During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
Delayne Dedrick Gold (64)       Trustee         Since 1997    Marketing Consultant.                89                  --

Robert E. La Blanc (68)         Trustee         Since 1997    President (since 1981) of            74        Director of Storage
                                                              Robert E. La Blanc Associates,                 Technology Corporation
                                                              Inc. (telecommunications);                     (technology) (since
                                                              formerly General Partner at                    1979), Chartered
                                                              Salomon Brothers and                           Semiconductor
                                                              Vice-Chairman of Continental                   Manufacturing, Ltd.
                                                              Telecom; Trustee of Manhattan                  (Singapore) (since
                                                              College.                                       1998), Titan
                                                                                                             Corporation
                                                                                                             (electronics) (since
                                                                                                             1995), Computer
                                                                                                             Associates
                                                                                                             International, Inc.
                                                                                                             (software company)
                                                                                                             (since 2002); Director
                                                                                                             (since 1999) of First
                                                                                                             Financial Fund, Inc.
                                                                                                             and Director (since
                                                                                                             April 1999) of The High
                                                                                                             Yield Plus Fund, Inc.

Robin B. Smith (63)             Trustee         Since 1997    Chairman and Chief Executive         69        Director of BellSouth
                                                              Officer (since August 1996) of                 Corporation (since
                                                              Publishers Clearing House                      1992), and Kmart
                                                              (direct marketing), formerly                   Corporation (retail)
                                                              President and Chief Executive                  (since 1996).
                                                              Officer (January 1988-August
                                                              1996) of Publishers Clearing
                                                              House.

Stephen Stoneburn (59)          Trustee         Since 1997    President and Chief Executive        74                  --
                                                              Officer (since June 1996) of
                                                              Quadrant Media Corp. (a
                                                              publishing company); formerly
                                                              President (June 1995-June
                                                              1996) of Argus Integrated
                                                              Media, Inc.; Senior Vice
                                                              President and Managing
                                                              Director (January 1993-1995)
                                                              of Cowles Business Media and
                                                              Senior Vice President of
                                                              Fairchild Publications, Inc
                                                              (1975-1989).

    22                                                                    23

Cash Accumulation Trust  Liquid Assets Fund  www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served         During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
Nancy H. Teeters (72)           Trustee         Since 1997    Economist; formerly Vice             72                  --
                                                              President and Chief Economist
                                                              of International Business
                                                              Machines Corporation; formerly
                                                              Director of Inland Steel
                                                              Industries (July 1984-1999);
                                                              formerly Governor of The
                                                              Federal Reserve (September
                                                              1978-June 1984).

Clay T. Whitehead (64)          Trustee         Since 1999    President (since 1983) of            91        Director (since 2000)
                                                              National Exchange Inc. (new                    of First Financial
                                                              business development firm).                    Fund, Inc. and Director
                                                                                                             (since 2000) of The
                                                                                                             High Yield Plus Fund,
                                                                                                             Inc.

       Interested Trustees

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served         During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
*Robert F. Gunia (55)           Trustee and     Since 1997    Executive Vice President and         112       Vice President and
                                Vice                          Chief Administrative Officer                   Director (since May
                                President                     (since June 1999) of PI;                       1989) of The Asia
                                                              Executive Vice President and                   Pacific Fund, Inc.
                                                              Treasurer (since January 1996)
                                                              of PI; President (since April
                                                              1999) of Prudential Investment
                                                              Management Services LLC
                                                              (PIMS); Corporate Vice
                                                              President (since September
                                                              1997) of The Prudential
                                                              Insurance Company of America
                                                              (Prudential); formerly Senior
                                                              Vice President (March 1987-May
                                                              1999) of Prudential
                                                              Securities; formerly Chief
                                                              Administrative Officer (July
                                                              1989-September 1996), Director
                                                              (January 1989-September 1996)
                                                              and Executive Vice President,
                                                              Treasurer and Chief Financial
                                                              Officer (June 1987-December
                                                              1996) of PMF; Vice President
                                                              and Director (since May, 1992)
                                                              of Nicholas-Applegate Fund,
                                                              Inc.

    24                                                                    25

Cash Accumulation Trust  Liquid Assets Fund  www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served         During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
*David R. Odenath, Jr. (45)     Trustee and     Since 2000    President, Chief Executive           115                 --
                                President                     Officer and Chief Operating
                                                              Officer (since June 1999) of
                                                              PI; Senior Vice President
                                                              (since June 1999) of
                                                              Prudential; formerly Senior
                                                              Vice President (August
                                                              1993-May 1999) of PaineWebber
                                                              Group, Inc.

*Judy A. Rice (54)              Trustee and     Since 2000    Executive Vice President             111                 --
                                Vice                          (since 1999) of Prudential
                                President                     Investments; formerly various
                                                              positions to Senior Vice
                                                              President (1992-1999) of
                                                              Prudential Securities; and
                                                              various positions to Managing
                                                              Director (1975-1992) of
                                                              Salomon Smith Barney; Member
                                                              of Board of Governors of the
                                                              Money Management Institute;
                                                              Member of the Prudential
                                                              Securities Operating Council
                                                              and a Member of the Board of
                                                              Directors for the National
                                                              Association for Variable
                                                              Annuities.

      Information pertaining to the Officers of the Funds who are not also Trustees is set forth below.

       Officers

                                                 Term of
                                                Office***
                                Position      and Length of       Principal Occupations
Name, Address** and Age         With Fund      Time Served         During Past 5 Years
--------------------------------------------------------------------------------------------
Grace C. Torres (43)            Treasurer       Since 1997    Senior Vice President (since
                                and                           January 2000) of PI; formerly
                                Principal                     First Vice President (December
                                Financial                     1996-January 2000) of PI and
                                and                           First Vice President (March
                                Accounting                    1993-1999) of Prudential
                                Officer                       Securities.

Jonathan D. Shain (44)          Secretary       Since 2001    Vice President and Corporate
                                                              Counsel (since August 1998) of
                                                              Prudential; formerly Attorney
                                                              with Fleet Bank, N.A. (January
                                                              1997-July 1998) and Associate
                                                              Counsel (August 1994-January
                                                              1997) of New York Life
                                                              Insurance Company.

    26                                                                    27

Cash Accumulation Trust  Liquid Assets Fund  www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                 Term of
                                                Office***
                                Position      and Length of       Principal Occupations
Name, Address** and Age         With Fund      Time Served         During Past 5 Years
--------------------------------------------------------------------------------------------
Marguerite E. H. Morrison (46)  Assistant       Since 2002    Vice President and Chief Legal
                                Secretary                     Officer-Mutual Funds and Unit
                                                              Investment Trusts (since
                                                              August 2000) of Prudential;
                                                              Senior Vice President and
                                                              Assistant Secretary (since
                                                              February 2001) of PI; Vice
                                                              President and Assistant
                                                              Secretary of PIMS (since
                                                              October 2001), previously Vice
                                                              President and Associate
                                                              General Counsel (December
                                                              1996-February 2001) of PI and
                                                              Vice President and Associate
                                                              General Counsel (September
                                                              1987-September 1996) of
                                                              Prudential Securities.

Maryanne Ryan (38)              Anti-Money      Since 2002    Vice President, Prudential
                                Laundering                    (since November 1998) and
                                Compliance                    First Vice President,
                                Officer                       Prudential Securities (March
                                                              1997-May 1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC), the Subadviser (Prudential Investment
      Management, Inc.) or the Distributor (Prudential Investment Management Services
      LLC).
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, 100 Mulberry Street, Gateway Center Three, Newark, NJ
      07102.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities Exchange Act of 1934 (i.e.,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)
    28                                                                    29

Cash Accumulation Trust  Liquid Assets Fund

Prudential Mutual Funds

Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information about
these funds, contact your financial
professional or call us at (800) 225-
1852. Read the prospectus carefully
before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
------------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund


Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
       www.prudential.com  (800) 225-1852

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**
-----------------------------------------------
Strategic Partners Asset Allocation Funds
  Strategic Partners Conservative Growth Fund
  Strategic Partners Moderate Growth Fund
  Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
  Strategic Partners
   Large Capitalization Growth Fund
  Strategic Partners
   Large Capitalization Value Fund
  Strategic Partners
   Small Capitalization Growth Fund
  Strategic Partners
   Small Capitalization Value Fund
  Strategic Partners
   International Equity Fund
  Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
  Strategic Partners Focused Growth Fund
  Strategic Partners New Era Growth Fund
  Strategic Partners Focused Value Fund
  Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase
money fund and is only an exchangeable
money fund.
**Not exchangeable with Prudential
mutual funds.

Cash Accumulation Trust  Liquid Assets Fund

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't
ever read this--they don't read annual
and semiannual reports. It's quite
understandable. These annual and
semiannual reports are prepared to
comply with federal regulations, and
are often written in language that is
difficult to understand. So when most
people run into those particularly
daunting sections of these reports,
they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes
to our mutual funds report to make it
easier to understand and more pleasant
to read. We hope you'll find it
profitable to spend a few minutes
familiarizing yourself with your
investment. Here's what you'll find in
the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is
often a shareholder's primary concern,
we present performance information in
two different formats. You'll find it
first on the "Performance at a Glance"
page where we compare the Fund and the
comparable average calculated by
Lipper, Inc., a nationally recognized
mutual fund rating agency. We report
both the cumulative total returns and
the average annual total returns. The
cumulative total return is the total
amount of income and appreciation the
Fund has achieved in various time
periods. The average annual total
return is an annualized representation
of the Fund's performance. It gives you
an idea of how much the Fund has earned
in an average year for a given time
period. Under the performance box,
you'll see legends that explain the
performance information, whether fees
and sales charges have been included in
the returns, and the inception dates
for the Fund's share classes.

See the performance comparison charts
at the back of the report for more
performance information. Please keep in
mind that past performance is not
indicative of future results.

          www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your
money for you, reports on
successful--and not-so-successful--
strategies in this section of your
report. Look for recent purchases and
sales here, as well as information
about the sectors the portfolio manager
favors, and any changes that are on the
drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to
appear technical, but it's really just
a listing of each security held at the
end of the reporting period, along with
valuations and other information.
Please note that sometimes we discuss a
security in the "Investment Adviser's
Report" section that doesn't appear in
this listing, because it was sold
before the close of the reporting
period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the
value of the Fund's holdings),
liabilities (how much the Fund owes),
and net assets (the Fund's
equity or holdings after the Fund pays
its debts) as of the end of the
reporting period. It also shows how we
calculate the net asset value per share
for each class of shares. The net asset
value is reduced by payment of your
dividend, capital gain, or other
distribution--but remember that the
money or new shares are being paid or
issued to you. The net asset value
fluctuates daily, along with the value
of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which
details income (mostly interest and
dividends earned) and expenses
(including what you pay us to manage
your money). You'll also see capital
gains here--both realized and
unrealized.

Cash Accumulation Trust  Liquid Assets Fund

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and
expenses translate into changes
in net assets. The Fund is required to
pay out the bulk of its income to
shareholders every year, and this
statement shows you how we do it
(through dividends and distributions)
and how that affects the net assets.
This statement also shows how money
from investors flowed into and out of
the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material
that can intimidate readers, but it
does contain useful information. The
notes provide a brief history and
explanation of your Fund's objectives.
In addition, they outline how
Prudential mutual funds prices
securities. The notes also explain who
manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements
from prior pages, but on a per-share basis.
It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant
looks over our books and certifies that
the financial statements are fairly
presented in accordance with
generally accepted accounting
principles.

TAX INFORMATION
This is information that we report
annually about how much of your total
return is taxable. Should you have any
questions, you may want to consult a
tax adviser.

        www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual
report and are required by the
Securities Exchange Commission.
Performance is presented here as the
return on a hypothetical $10,000
investment in the Fund since its
inception or for 10 years (whichever is
shorter). To help you put that return
in context, we are required to include
the performance of an unmanaged, broad-
based securities index as well. The
index does not reflect the cost of
buying the securities it contains or
the cost of managing a mutual fund. Of
course, the index holdings do not
mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an
index.

Cash Accumulation Trust  Liquid Assets Fund

Getting the Most from Your Prudential Mutual Fund

How many times have you read these
reports--or other financial materials--
and stumbled across a word that you
don't understand?

Many shareholders have run into the
same problem. We'd like to help. So
we'll use this space from time to time
to explain some of the words you might
have read, but not understood. And if
you have a favorite word that no one
can explain to your satisfaction,
please write to us.

Basis Point: 1/100th of 1%. For
example, one-half of one percent is 50
basis points.

Collateralized Mortgage Obligations
(CMOs): Mortgage-backed bonds that
separate mortgage pools into different
maturity classes called tranches. These
instruments are sensitive to changes in
interest rates and homeowner
refinancing activity. They are subject
to prepayment and maturity extension
risk.

Derivatives: Securities that derive
their value from other securities. The
rate of return of these financial
instruments rises and falls--sometimes
very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate
charged by the Federal Reserve on loans
to member banks.

Federal Funds Rate: The interest rate
charged by one bank to another on
overnight loans.

Futures Contract: An agreement to
purchase or sell a specific amount of
a commodity or financial instrument at
a set price at a specified date in
the future.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
  Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Mutual funds are not bank guaranteed or
FDIC insured, and may lose value.

Fund Symbols  Nasdaq   CUSIP
              PLQXX  147541502

MF175E  IFS-A075714

                                       ANNUAL REPORT
                                       SEPTEMBER 30, 2002

CASH ACCUMULATION TRUST/
NATIONAL MONEY MARKET FUND

FUND TYPE
Money market

OBJECTIVE
Current income to the extent consistent with preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                  PRUDENTIAL FINANCIAL (LOGO)

Cash Accumulation Trust     National Money Market Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The National Money Market Fund (the Fund) seeks current income to the extent consistent with preservation of principal and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries.
Maturities can range from 1 day to 13
months. We typically purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, there can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

                     (CHART)

Weekly 7-day current yields. Past performance is not indicative of future results.

                               www.prudential.com     (800) 225-1852

Annual Report     September 30, 2002

Fund Facts                                             As of 9/30/02

                                 7-Day      Net Asset    Weighted Avg.  Net Assets
                              Current Yld. Value (NAV)    Mat. (WAM)    (Millions)
National Money Market Fund       1.35%        $1.00         46 Days        $338
iMoneyNet, Inc. Prime Retail
Universe Average*               1.06%         $1.00         57 Days         N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc.
Prime Retail Universe Average category as of
September 24, 2002, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

            (CHART)
                                         1

PRUDENTIAL FINANCIAL (LOGO)      November 15, 2002

DEAR SHAREHOLDER,
The reporting period for the National Money
Market Fund--the year ended September 30,
2002--was a time of uncertainty for the U.S.
economy and of heightened volatility in financial markets. In this difficult investment environment, it is not surprising that many investors relied on the relative safety, stability, and liquidity of money market funds, even though their yields declined precipitously.

Throughout our fiscal year, the Fund
provided a yield higher than that of the average comparable portfolio as measured by iMoneyNet. It also maintained its NAV at $1 per share. The Fund outperformed the iMoneyNet average comparable portfolio largely because of its management team's portfolio positioning, which was based on the team's analysis of interest-rate risk and the credit quality of money market securities.

We explain developments in money market
securities and the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Cash Accumulation Trust/National Money
Market Fund

Cash Accumulation Trust     National Money Market Fund

Annual Report     September 30, 2002

INVESTMENT ADVISER'S REPORT

INVESTING AS INTEREST RATES DECLINED
The challenging conditions in the U.S.
economy and financial markets reflected
several developments during our fiscal year, such as the aftereffects of the September 11 terrorist attacks, corporate governance scandals at major U.S. firms, and growing geopolitical risks. The Federal Reserve (the
Fed) tried to encourage economic activity by reducing short-term interest rates in
October, November, and December 2001. It then left rates at low levels for the remainder of our reporting period to help the struggling economic recovery. This accommodative monetary policy drove the sharp decline in money market yields that persisted for much of our fiscal year.

We adapted our strategy to take advantage of changing buying opportunities created by periodic shifts in the direction of rates.
Initially we focused on one-year securities with higher yields before Fed rate cuts drove the general level of yields progressively lower. In October 2001, we bought federal agency securities due in one year. They were also callable--that is, their respective issuers could retire them ahead of their stated maturity dates. We favored callable securities because, all factors considered, they provided yields that were more attractive than yields on noncallable corporate securities due in one year. In late November 2001, we took profits on some of the one-year federal agency issues and bought issues that matured in two or three months. These issues were priced attractively due to pressures that typically emerge in financial markets near the end of the calendar year.

In the first quarter of 2002, the economy
grew at an annualized 5%, helped by a total
of 11 short-term rate cuts in 2001.
Improving economic conditions led to
speculation that the Fed might raise rates
to prevent the economy from overheating. As
money market yields rose in anticipation of
tighter monetary policy, we locked in yields
on three- and six-month issues. These
purchases were well timed as economic growth
slowed of its own accord in the second
quarter of 2002. As a result, expectations
for a rate increase gave
                                           3

Cash Accumulation Trust     National Money Market Fund

Annual Report     September 30, 2002

way to the belief that rates would remain unchanged, and money market yields again headed lower. With this shift in the outlook for monetary policy, investors accepted lower yields on one-year issues since the Fed was no longer expected to increase short-term rates in coming months. We believed the lower yields did not adequately compensate investors for tying up their money for one year. Therefore we began to invest in securities due in three months or less.

During the summer of 2002, there was
speculation that the economy might sink into a so-called "double dip" recession.
Consequently, market observers discussed whether the Fed would cut rates again to stimulate economic growth. In a statement released after their regularly scheduled meeting in August 2002, Fed policymakers indicated they were considering easing monetary policy. Anticipation of lower short-term rates in coming months drove down yields on one-year securities until they provided little value relative to shorter-term securities. Under these market conditions, we continued to emphasize securities due in three months or less because we believed they were a better buy than longer-term money market issues.

LOOKING AHEAD
On November 6, Fed policymakers tried to boost the confidence of businesses and consumers by aggressively reducing the federal funds rate and the discount rate another half a percentage point to 1.25% and 0.75% respectively. Despite this effort to encourage growth, the near-term outlook for the economy remains uncertain. In the meantime, we plan to position the Fund's weighted average maturity (WAM) in line with the industry average and will look to extend it further only when we believe it is opportunistic to do so. (WAM measures a portfolio's sensitivity to changes in interest rates. It considers the maturity and quantity of each security held in a portfolio.)

Cash Accumulation Trust/National Money
Market Fund Management Team

                                                ANNUAL REPORT
                                                SEPTEMBER 30, 2002

CASH ACCUMULATION TRUST/
NATIONAL MONEY MARKET FUND


                                                FINANCIAL STATEMENTS

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2002

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  6.9%
              American Express Centurion Bank
 $   2,000    1.81%, 6/26/03(a)                                      $    2,000,000
              Bank One Corp.
     1,150    1.96%, 10/24/02(a)                                          1,150,833
              Firstar Bank N.A.
     4,000    6.25%, 12/1/02(a)                                           4,025,808
              National City Bank
    11,600    1.89%, 10/7/02(a)                                          11,600,198
     4,500    1.91%, 10/10/02(a)                                          4,500,099
                                                                     --------------
                                                                         23,276,938
-------------------------------------------------------------------------------------
Certificates of Deposit--Domestic  0.9%
              National City Bank
     3,000    1.91%, 12/17/02(a)                                          3,001,371
-------------------------------------------------------------------------------------
Certificates of Deposit--Yankee  8.9%
              Abbey National Treasury Services PLC
    12,000    1.73%, 10/10/02(a)                                         11,999,852
              HBOS Treasury Services PLC
     9,000    1.77%, 12/17/02                                             9,000,000
              Nordea Bank Finland PLC
     7,000    1.77%, 12/16/02                                             7,000,000
              Rabobank Nederland N.V.
     2,000    2.09%, 10/8/02                                              2,000,090
                                                                     --------------
                                                                         29,999,942
-------------------------------------------------------------------------------------
Commercial Paper  47.2%
              AB Spintab
     2,000    1.79%, 10/10/02                                             1,999,105
    11,095    1.77%, 12/13/02                                            11,055,178
              Alianz Finance Corp.
    11,500    1.79%, 12/6/02                                             11,462,261
              Amsterdam Funding Corp.
    16,200    1.82%, 10/29/02                                            16,177,068
              BAE Systems PLC
     1,139    1.75%, 11/12/02                                             1,136,675

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Black Forest Funding Corp.
 $   7,200    1.82%, 11/1/02                                         $    7,188,716
              Brahms Funding Corp.
     4,000    1.80%, 11/7/02                                              3,992,600
              CDC Commercial Paper Corp.
    14,070    1.85%, 10/8/02                                             14,064,939
              Enterprise Funding Corp.
    13,000    1.78%, 12/11/02                                            12,954,363
              Forrestal Funding Master Trust
     3,650    1.80%, 11/4/02                                              3,643,795
              HBOS Treasury Services PLC
     3,800    1.80%, 10/16/02                                             3,797,150
     2,500    1.80%, 10/22/02                                             2,497,375
              HSBC, Inc.
     7,488    1.73%, 11/22/02                                             7,469,288
              Landesbank Berlin--Girozentrale
     8,900    1.80%, 10/23/02                                             8,890,210
     7,000    2.00%, 11/8/02                                              6,985,222
              Lloyds Bank PLC
     1,292    1.87%, 11/7/02                                              1,289,517
              Natexis Banques Populaires
     1,000    1.77%, 10/28/02                                               998,672
              Nationwide Building Society
     3,415    1.80%, 10/16/02                                             3,412,439
              Nordea North America, Inc.
     5,000    1.80%, 10/28/02                                             4,993,250
              Nyala Funding, LLC
     2,000    1.80%, 10/4/02                                              1,999,700
              Old Line Funding Corp.
     6,187    1.80%, 10/17/02                                             6,182,050
              Preferred Receivables Funding Corp.
     4,000    1.82%, 10/21/02                                             3,995,956
              Prudential PLC
     1,704    1.78%, 10/7/02                                              1,703,494
              SanPaolo U.S. Financial Co.
     6,000    1.77%, 10/24/02                                             5,993,215
              The Hartford Financial Services Group, Inc.
    15,663    1.77%, 12/6/02                                             15,612,174
                                                                     --------------
                                                                        159,494,412

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Other Corporate Obligations  30.3%
              Allstate Life Insurance Co.
 $   2,000    1.99%, 11/1/02 (cost $2,000,000; purchased
                 5/1/01)(a)(c)                                       $    2,000,000
              Bank One Corp., MTN
     6,000    6.90%, 10/7/02(a)                                           6,004,641
     1,000    2.05%, 10/17/02(a)                                          1,000,868
              Caterpillar Financial Services Corp., MTN
     6,000    5.93%, 10/10/02                                             6,005,793
     3,500    5.99%, 10/1/02                                              3,546,176
              Citicorp
    13,000    1.78%, 10/9/02                                             12,994,858
              General Electric Capital Assurance Co.
     2,000    1.90%, 10/22/02 (cost $2,000,000; purchased
                 7/22/02)(a)(c)                                           2,000,000
              General Electric Capital Corp., MTN
     4,850    6.70%, 10/1/02                                              4,850,000
     2,000    6.52%, 10/8/02(a)                                           2,001,317
     7,000    1.85%, 10/17/02(a)                                          7,000,000
              Goldman Sachs Group L.P., MTN
    12,000    1.98%, 12/16/02(a)                                         12,000,000
              J.P. Morgan, MTN
     4,000    1.98%, 12/16/02(a)                                          4,004,762
              Merrill Lynch & Co., Inc., MTN
     8,000    1.86%, 10/11/02(a)                                          8,000,000
     1,000    1.88%, 11/26/02(a)                                            999,983
     1,825    5.61%, 1/29/03(a)                                           1,841,385
     1,500    7.18%, 2/11/03(a)                                           1,524,550
     3,000    6.00%, 2/12/03                                              3,037,886
              Morgan Stanley, MTN
     8,000    1.92%, 10/15/02(a)                                          8,000,000
     2,000    7.38%, 4/15/03                                              2,050,410
     2,614    7.13%, 1/15/03(a)                                           2,648,849
     2,800    6.88%, 3/1/03(a)                                            2,850,402
              Strategic Money Market Trust, Ser. 2001-M-ABS
     1,000    1.82%, 12/13/02 (cost $2,000,000; purchased
                 12/13/01)(a)(c)                                          1,000,000
              Travelers Insurance Co.
     2,000    1.94%, 10/8/02 (cost $2,000,000; purchased
                 7/8/02)(a)(c)                                            2,000,000
              U.S. Bancorp, MTN
     5,000    2.02%, 11/1/02(a)                                           5,000,965
                                                                     --------------
                                                                        102,362,845

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
U.S. Government Agency  1.7%
              Federal Home Loan Bank, MTN
 $   6,000    2.12%, 9/26/03                                         $    6,000,000
                                                                     --------------
              Total Investments  95.9%
                 (amortized cost $324,135,508(b))                       324,135,508
              Other assets in excess of liabilities  4.1%                13,694,595
                                                                     --------------
              Net Assets  100%                                       $  337,830,103
                                                                     --------------
                                                                     --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Private placement, restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $7,000,000. The aggregate value of $7,000,000 is approximately 2.1% of net assets.
ABS--Asset Backed Securities.
MTN--Medium Term Note.
LLC--Limited Liability Corporation.
N.A.--North America.
N.V.--Naamlose Vennootschap (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
The industry classification of portfolio holdings and other assets in excess of liablities shown as a percentage of net assets as of September 30, 2002 was as follows:

Commercial Banks.......................................................   32.9%
Asset-Backed Securities................................................   14.4
Security Broker/Dealer.................................................   11.9
Bank Holding Company...................................................    8.6
Short Term Business Credit.............................................    8.3
Life Insurance.........................................................    5.1
Fire, Marine, Casualty Insurance.......................................    4.6
Mortgage Bankers.......................................................    3.8
Construction Machinery & Equipment.....................................    2.8
Federal Credit Agencies................................................    1.8
Other..................................................................    1.7
                                                                         -----
                                                                          95.9
Other assets in excess of liabilities..................................    4.1
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       National Money Market Fund
             Statement of Assets and Liabilities

                                                                September 30, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $324,135,508
Cash                                                                        909
Receivable for Fund shares sold                                      19,492,451
Interest receivable                                                   1,080,213
Prepaid expenses                                                         80,552
                                                                ------------------
      Total assets                                                  344,789,633
                                                                ------------------
LIABILITIES
Payable for Fund shares repurchased                                   6,605,588
Accrued expenses                                                        142,759
Management fee payable                                                  101,522
Dividends payable                                                        83,630
Distribution fee payable                                                 26,031
                                                                ------------------
      Total liabilities                                               6,959,530
                                                                ------------------
NET ASSETS                                                         $337,830,103
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest at par, at $.00001 par value      $      3,378
   Paid-in capital in excess of par                                 337,826,725
                                                                ------------------
Net assets, September 30, 2002                                     $337,830,103
                                                                ------------------
                                                                ------------------
Net asset value, offering price and redemption price per
   share ($337,830,103 / 337,830,103 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $7,937,233
                                                                ------------------
Expenses
   Management fee                                                    1,366,508
   Distribution fee                                                    350,386
   Transfer agent's fees and expenses                                  235,000
   Registration fees                                                   153,000
   Custodian's fees and expenses                                        80,000
   Reports to shareholders                                              38,000
   Audit fee                                                            29,000
   Legal fees and expenses                                              14,000
   Trustees' fees                                                        9,000
   Miscellaneous                                                         3,371
                                                                ------------------
      Total expenses                                                 2,278,265
                                                                ------------------
Net investment income                                                5,658,968
                                                                ------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            57,938
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,716,906
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       National Money Market Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                             ---------------------------------------
                                                    2002                 2001
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $      5,658,968     $     18,302,211
   Net realized gain on investment
      transactions                                      57,938               31,309
                                             ------------------   ------------------
   Net increase in net assets resulting
      from operations                                5,716,906           18,333,520
                                             ------------------   ------------------
Dividends and distributions (Note 1)                (5,716,906)         (18,333,520)
                                             ------------------   ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                 2,410,968,717        2,908,847,215
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    5,736,003           18,166,069
   Cost of shares reacquired                    (2,474,135,620)      (2,913,588,606)
                                             ------------------   ------------------
Net increase (decrease) in net assets from
Fund share transactions                            (57,430,900)          13,424,678
                                             ------------------   ------------------
Total increase (decrease)                          (57,430,900)          13,424,678
NET ASSETS
Beginning of year                                  395,261,003          381,836,325
                                             ------------------   ------------------
End of year                                   $    337,830,103     $    395,261,003
                                             ------------------   ------------------
                                             ------------------   ------------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund (the 'Fund') and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted securities held by the Fund at September 30, 2002 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Fund in the
Trust is treated as a separate taxpaying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.
                                                                          13

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements Cont'd.

      Dividends:    The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Trust. The Trust bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .39% of the Fund's average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and ..325% of the Fund's average daily net assets in excess of $2 billion.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets of the shares, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

      PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended September 30, 2002, the Fund incurred fees of approximately $229,000 for the services of PMFS. As of September 30, 2002, approximately $18,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements Cont'd.

Note 4. Distributions and Tax Information
For the year ended September 30, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $5,716,906, was ordinary income.

      As of September 30, 2002, the accumulated undistributed earnings on a tax basis was $2,279,820 of ordinary income (includes a timing difference of $83,630 for dividends payable).
                                                                          15

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights

                                                                     Year Ended
                                                                    September 30,
                                                                        2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $    1.00
                                                                    -------------
Net investment income                                                       .02
Dividends and distributions to shareholders                                (.02)
                                                                    -------------
Net asset value, end of year                                          $    1.00
                                                                    -------------
                                                                    -------------
TOTAL RETURN(a)                                                            1.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 337,830
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .65%
   Expenses, excluding distribution and service (12b-1) fees                .55%
   Net investment income                                                   1.62%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    16                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights Cont'd.

              Year Ended September 30,
-----------------------------------------------------
  2001         2000         1999         1998
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
     .05          .06          .05          .05
    (.05)        (.06)        (.05)        (.05)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
     4.9%         5.7%         4.6%         5.2%
$395,261     $381,836     $403,566     $507,288
     .64%         .68%         .68%         .62%
     .54%         .58%         .58%         .52%
    4.80%        5.55%        4.56%        5.05%

    See Notes to Financial Statements                                     17

       Cash Accumulation Trust       National Money Market Fund
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Cash Accumulation Trust--National Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--National Money Market Fund (the 'Fund', one of the portfolios constituting Cash Accumulation Trust) at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 15, 2002

                                                        ANNUAL REPORT
                                                        SEPTEMBER 30, 2002
            CASH ACCUMULATION TRUST
            NATIONAL MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                        MANAGEMENT OF
                                                        THE FUND

Cash Accumulation Trust       National Money Market Fund
                                          www.prudential.com (800) 225-1852
             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Funds is set forth below. Trustees who are not deemed to be 'interested persons' of the Funds as defined in the 1940 Act, are referred to as 'Independent Trustees'. Trustees who are deemed to be 'interested persons' of the Funds are referred to as 'Interested Trustees'. 'Fund Complex' consists of the Funds and any other investment companies managed by PI.
       Independent Trustees

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served         During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
Delayne Dedrick Gold (64)       Trustee         Since 1997    Marketing Consultant.                89                  --
Robert E. La Blanc (68)         Trustee         Since 1997    President (since 1981) of            74        Director of Storage
                                                              Robert E. La Blanc Associates,                 Technology Corporation
                                                              Inc. (telecommunications);                     (technology) (since
                                                              formerly General Partner at                    1979), Chartered
                                                              Salomon Brothers and                           Semiconductor
                                                              Vice-Chairman of Continental                   Manufacturing, Ltd.
                                                              Telecom; Trustee of Manhattan                  (Singapore) (since
                                                              College.                                       1998), Titan
                                                                                                             Corporation
                                                                                                             (electronics) (since
                                                                                                             1995), Computer
                                                                                                             Associates
                                                                                                             International, Inc.
                                                                                                             (software company)
                                                                                                             (since 2002); Director
                                                                                                             (since 1999) of First
                                                                                                             Financial Fund, Inc.
                                                                                                             and Director (since
                                                                                                             April 1999) of The High
                                                                                                             Yield Plus Fund, Inc.

Robin B. Smith (63)             Trustee         Since 1997    Chairman and Chief Executive         69        Director of BellSouth
                                                              Officer (since August 1996) of                 Corporation (since
                                                              Publishers Clearing House                      1992), and Kmart
                                                              (direct marketing), formerly                   Corporation (retail)
                                                              President and Chief Executive                  (since 1996).
                                                              Officer (January 1988-August
                                                              1996) of Publishers Clearing
                                                              House.

Stephen Stoneburn (59)          Trustee         Since 1997    President and Chief Executive        74                  --
                                                              Officer (since June 1996) of
                                                              Quadrant Media Corp. (a
                                                              publishing company); formerly
                                                              President (June 1995-June
                                                              1996) of Argus Integrated
                                                              Media, Inc.; Senior Vice
                                                              President and Managing
                                                              Director (January 1993-1995)
                                                              of Cowles Business Media and
                                                              Senior Vice President of
                                                              Fairchild Publications, Inc
                                                              (1975-1989).

    20                                                                    21

Cash Accumulation Trust       National Money Market Fund
                                       www.prudential.com  (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served         During Past 5 Years           Trustee       by the Trustee****
-----------------------------------------------------------------------------------------------------------------------------------
Nancy H. Teeters (72)           Trustee         Since 1997    Economist; formerly Vice             72                  --
                                                              President and Chief Economist
                                                              of International Business
                                                              Machines Corporation; formerly
                                                              Director of Inland Steel
                                                              Industries (July 1984-1999);
                                                              formerly Governor of The
                                                              Federal Reserve (September
                                                              1978-June 1984).

Clay T. Whitehead (64)          Trustee         Since 1999    President (since 1983) of            91        Director (since 2000)
                                                              National Exchange Inc. (new                    of First Financial
                                                              business development firm).                    Fund, Inc. and Director
                                                                                                             (since 2000) of The
                                                                                                             High Yield Plus Fund,
                                                                                                             Inc.

       Interested Trustees
       -------------------

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served         During Past 5 Years           Trustee       by the Trustee****
------------------------------------------------------------------------------------------------------------------------------------
*Robert F. Gunia (55)           Trustee and     Since 1997    Executive Vice President and         112       Vice President and
                                Vice                          Chief Administrative Officer                   Director (since May
                                President                     (since June 1999) of PI;                       1989) of The Asia
                                                              Executive Vice President and                   Pacific Fund, Inc.
                                                              Treasurer (since January 1996)
                                                              of PI; President (since April
                                                              1999) of Prudential Investment
                                                              Management Services LLC
                                                              (PIMS); Corporate Vice
                                                              President (since September
                                                              1997) of The Prudential
                                                              Insurance Company of America
                                                              (Prudential); formerly Senior
                                                              Vice President (March 1987-May
                                                              1999) of Prudential
                                                              Securities; formerly Chief
                                                              Administrative Officer (July
                                                              1989-September 1996), Director
                                                              (January 1989-September 1996)
                                                              and Executive Vice President,
                                                              Treasurer and Chief Financial
                                                              Officer (June 1987-December
                                                              1996) of PMF; Vice President
                                                              and Director (since May, 1992)
                                                              of Nicholas-Applegate Fund,
                                                              Inc.

    22                                                                    23

Cash Accumulation Trust       National Money Market Fund
                                      www.prudential.com (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served         During Past 5 Years           Trustee       by the Trustee****
-----------------------------------------------------------------------------------------------------------------------------------
*David R. Odenath, Jr. (45)     Trustee and     Since 2000    President, Chief Executive           115                 --
                                President                     Officer and Chief Operating
                                                              Officer (since June 1999) of
                                                              PI; Senior Vice President
                                                              (since June 1999) of
                                                              Prudential; formerly Senior
                                                              Vice President (August
                                                              1993-May 1999) of PaineWebber
                                                              Group, Inc.

*Judy A. Rice (54)              Trustee and     Since 2000    Executive Vice President             111                 --
                                Vice                          (since 1999) of Prudential
                                President                     Investments; formerly various
                                                              positions to Senior Vice
                                                              President (1992-1999) of
                                                              Prudential Securities; and
                                                              various positions to Managing
                                                              Director (1975-1992) of
                                                              Salomon Smith Barney; Member
                                                              of Board of Governors of the
                                                              Money Management Institute;
                                                              Member of the Prudential
                                                              Securities Operating Council
                                                              and a Member of the Board of
                                                              Directors for the National
                                                              Association for Variable
                                                              Annuities.

      Information pertaining to the Officers of the Funds who are not also Trustees is set forth below.

       Officers
       ---------

                                                 Term of
                                                Office***
                                Position      and Length of       Principal Occupations
Name, Address** and Age         With Fund      Time Served         During Past 5 Years
--------------------------------------------------------------------------------------------
Grace C. Torres (43)            Treasurer       Since 1997    Senior Vice President (since
                                and                           January 2000) of PI; formerly
                                Principal                     First Vice President (December
                                Financial                     1996-January 2000) of PI and
                                and                           First Vice President (March
                                Accounting                    1993-1999) of Prudential
                                Officer                       Securities.
Jonathan D. Shain (44)          Secretary       Since 2001    Vice President and Corporate
                                                              Counsel (since August 1998) of
                                                              Prudential; formerly Attorney
                                                              with Fleet Bank, N.A. (January
                                                              1997-July 1998) and Associate
                                                              Counsel (August 1994-January
                                                              1997) of New York Life
                                                              Insurance Company.

    24                                                                    25

Cash Accumulation Trust       National Money Market Fund
                                    www.prudential.com   (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                 Term of
                                                Office***
                                Position      and Length of       Principal Occupations
Name, Address** and Age         With Fund      Time Served         During Past 5 Years
--------------------------------------------------------------------------------------------
Marguerite E. H. Morrison (46)  Assistant       Since 2002    Vice President and Chief Legal
                                Secretary                     Officer-Mutual Funds and Unit
                                                              Investment Trusts (since
                                                              August 2000) of Prudential;
                                                              Senior Vice President and
                                                              Assistant Secretary (since
                                                              February 2001) of PI; Vice
                                                              President and Assistant
                                                              Secretary of PIMS (since
                                                              October 2001), previously Vice
                                                              President and Associate
                                                              General Counsel (December
                                                              1996-February 2001) of PI and
                                                              Vice President and Associate
                                                              General Counsel (September
                                                              1987-September 1996) of
                                                              Prudential Securities.

Maryanne Ryan (38)              Anti-Money      Since 2002    Vice President, Prudential
                                Laundering                    (since November 1998) and
                                Compliance                    First Vice President,
                                Officer                       Prudential Securities (March
                                                              1997-May 1998).

------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC), the Subadviser (Prudential Investment
      Management, Inc.) or the Distributor (Prudential Investment Management Services
      LLC).
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, 100 Mulberry Street, Gateway Center Three, Newark, NJ
      07102.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities Exchange Act of 1934 (i.e.,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    26                                                                    27

Cash Accumulation Trust     National Money Market Fund

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports-- or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                                www.prudential.com     (800) 225-1852

Annual Report     September 30, 2002

Leverage: The use of borrowed assets to
enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment.
While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign
company or government on the U.S. market and denominated in U.S. dollars.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E. H. Morrison, Assistant

SECRETARY
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Fund Symbols     Nasdaq     CUSIP
------------     ------     -----
                 NMMXX     147541106

MF178E     IFS-A075701